Plant and equipment (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 5,602,580	$ 1,060,792
Property, plant and equipment at end of period	26,389,463	5,602,580
Plant equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,960,216	872,540
Property, plant and equipment at end of period	20,551,512	3,960,216
Storage containers
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	60,209	52,213
Property, plant and equipment at end of period	53,447	60,209
Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	132,777	88,520
Property, plant and equipment at end of period	129,984	132,777
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,449,378	47,519
Property, plant and equipment at end of period	5,654,520	1,449,378
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,920,000	0
Property, plant and equipment at end of period	17,720,000	1,920,000
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,237,298	1,246,396
Additions	22,379,255	5,107,663
Disposals	(40,323)	(150,690)
Foreign Exchange on Translation		33,929
Property, plant and equipment at end of period	28,576,230	6,237,298
Cost | Plant equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	4,434,874	1,043,231
Additions	17,674,983	3,519,013
Disposals	0	(150,690)
Foreign Exchange on Translation		23,320
Property, plant and equipment at end of period	22,109,857	4,434,874
Cost | Storage containers
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	67,619	53,610
Additions		13,914
Disposals		0
Foreign Exchange on Translation		95
Property, plant and equipment at end of period	67,619	67,619
Cost | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	157,604	90,707
Additions	62,017	68,243
Disposals	(40,323)	0
Foreign Exchange on Translation		(1,346)
Property, plant and equipment at end of period	179,298	157,604
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,577,201	58,848
Additions	4,642,255	1,506,493
Disposals		0
Foreign Exchange on Translation		11,860
Property, plant and equipment at end of period	6,219,456	1,577,201
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(634,718)	(185,604)
Depreciation	(1,562,107)	(494,516)
Disposals	10,058	43,744
Foreign Exchange on Translation		1,658
Property, plant and equipment at end of period	(2,186,767)	(634,718)
Accumulated depreciation | Plant equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(474,658)	(170,691)
Depreciation	(1,083,687)	(350,173)
Disposals	0	43,744
Foreign Exchange on Translation		2,462
Property, plant and equipment at end of period	(1,558,345)	(474,658)
Accumulated depreciation | Storage containers
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(7,410)	(1,397)
Depreciation	(6,762)	(5,977)
Disposals	0	0
Foreign Exchange on Translation		(36)
Property, plant and equipment at end of period	(14,172)	(7,410)
Accumulated depreciation | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(24,827)	(2,187)
Depreciation	(34,545)	(22,408)
Disposals	10,058	0
Foreign Exchange on Translation		(232)
Property, plant and equipment at end of period	(49,314)	(24,827)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(127,823)	(11,329)
Depreciation	(437,113)	(115,958)
Disposals	0	0
Foreign Exchange on Translation		(536)
Property, plant and equipment at end of period	$ (564,936)	$ (127,823)